Class A Ordinary Shares Subject to Possible Redemption (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2022 USD ($) Vote $ / shares shares	Dec. 31, 2021 USD ($)	Jul. 28, 2022 $ / shares	Dec. 31, 2021 $ / shares	Dec. 31, 2021 shares	Dec. 31, 2021 VOTE	Dec. 31, 2021 Vote	Dec. 31, 2020 $ / shares shares
Temporary Equity [Line Items]
Common shares, votes per share | Vote							1
Gross Proceeds		$ 175,000,000
Proceeds allocated to Public Warrants	$ (7,875,000)	(7,875,000)
Class A ordinary shares issuance costs	(9,666,677)	(9,666,677)
Remeasurement adjustment on carrying value to redemption value	17,541,677	17,541,677
Increase in Class A ordinary shares subject to possible redemption	260,788
Class A ordinary shares subject to possible redemption	$ 175,260,788	175,000,000
Class A ordinary shares
Temporary Equity [Line Items]
Number of shares authorized | shares	180,000,000				180,000,000			180,000,000
Par value | $ / shares	$ 0.0001		$ 0.0001	$ 0.0001				$ 0.0001
Common shares, votes per share	1					1	1
Number of Class A ordinary shares outstanding | shares	17,500,000				17,500,000
Class A ordinary shares subject to possible redemption
Temporary Equity [Line Items]
Number of Class A ordinary shares outstanding | shares					17,500,000			17,500,000
Class A ordinary shares subject to possible redemption		$ 175,000,000